General and Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2012
General and Summary of Significant Accounting Policies [Abstract]
Principles of Consolidation and Basis of Presentation

Principles of Consolidation and Basis of Presentation

Holdings was formed on November 26, 2010 for the purpose of consummating the acquisition of UCI International and, consequently, has no financial statements as of and for periods prior to that date. The consolidated financial statements of Holdings as of December 31, 2012 and 2011, for the years ended December 31, 2012 and 2011 and the period November 26, 2010 through December 31, 2010 are presented as the “Successor.” The consolidated financial statements of UCI International for the period January 1, 2011 through January 25, 2011 and the year ended December 31, 2010 are presented as the “Predecessor.”

The accompanying consolidated financial statements for the Successor include the accounts of Holdings and its wholly-owned subsidiaries. All significant intercompany accounts and transactions have been eliminated. The accompanying consolidated financial statements for the Predecessor include the accounts of UCI International, Inc., its wholly-owned direct and indirect subsidiaries and a 51% owned joint venture that was disposed of in 2010 (see Note 19).

Revenue Recognition

Revenue Recognition

Holdings records sales, including related party sales to FRAM Group, when title has transferred to the customer, the sales price is fixed and determinable, and the collection of the related accounts receivable is reasonably assured. Holdings’ related party sales to FRAM Group are entered into on an arm’s-length basis documented by product purchase orders.

Provisions for estimated sales returns, allowances and warranty costs are recorded when the sales are recorded. Sales returns, allowances and warranty costs are estimated based upon historical experience, current trends, and UCI International’s expectations regarding future experience. Adjustments to such returns, allowances, and warranty costs are made as new information becomes available.

In order to obtain exclusive contracts with certain customers, we may incur up-front costs or assume the cost of returns of products sold by the previous supplier. These costs are capitalized and amortized over the life of the contract. The amortized amounts are recorded as a reduction of sales.

New business changeover costs also can include the costs related to removing a new customer’s inventory and replacing it with Holdings’ inventory, commonly referred to as a “stocklift.” Stocklift costs are recorded as a reduction of net sales when incurred.

Accounting for Business Combinations

Accounting for Business Combinations

Business combinations, where the business is acquired from an unrelated party, are accounted for under the acquisition method of accounting, which requires the acquired assets, including separately identifiable intangible assets, and assumed liabilities to be recorded as of the acquisition date at their respective fair values. Any excess of the purchase price over the fair value of the assets acquired, including separately identifiable intangible assets, and liabilities assumed is allocated to goodwill.

The allocation of purchase price to the fair value of assets acquired and liabilities assumed involves assessments of the expected future cash flows associated with individual assets and liabilities and appropriate discount rates at the date of the acquisition. Where appropriate, Holdings consults with external advisors to assist in the determination of fair value. For non-observable market values, fair value has been determined using acceptable valuation principles (e.g., relief from royalty method). Subsequent changes in Holdings’ assessments may trigger an impairment loss that would be recognized in the consolidated statement of comprehensive income (loss).

The results of operations for businesses acquired are included in Holdings’ financial statements from the date of the acquisition.

Cash Equivalents	Cash Equivalents Certificates of deposit, commercial paper, and other highly liquid investments with an original maturity of three months or less are considered to be cash equivalents.
Accounts Receivable and Allowance for Doubtful Accounts

Accounts Receivable and Allowance for Doubtful Accounts

Holdings generally does not require collateral for its trade accounts receivable. Accounts receivable are recorded at face amounts less an allowance for amounts that may become uncollectible in the future. These allowances are established based on a combination of write-off history, aging analysis, and specific account evaluations. When a receivable balance is known to be uncollectible, it is written off against the allowance for doubtful accounts.

Inventories

Inventories

Inventories are stated at the lower of cost or market. Cost is principally determined using standard cost, which approximates the first-in, first-out method. Inventories are reduced by an allowance for excess and obsolete inventories, based on Holdings’ review of on-hand inventories. The expense of inventory allowances is included in cost of sales.

Depreciation and Amortization

Depreciation and Amortization

Depreciation of property, plant and equipment is provided on a straight-line basis, over the estimated service lives of the assets. Leasehold improvements are amortized over the shorter of their service life or the remaining term of the lease.

Major renewals and improvements of property, plant and equipment are capitalized, and repairs and maintenance costs are expensed as incurred. Repairs and maintenance expenses recognized during the Successor year ended December 31, 2012 were $6.0 million. Repairs and maintenance expenses recognized during the Successor year ended December 31, 2011 and the Predecessor period January 1, 2011 through January 25, 2011 were $4.8 million and $0.4 million, respectively, for a total of $5.2 million for the Combined Year Ended December 31, 2011. Repairs and maintenance expenses for the Predecessor year ended December 31, 2010 were $5.1 million.

Most of Holdings’ trademarks have indefinite lives and are not amortized; instead they are subject to an annual impairment evaluation. Trademarks with finite lives and other intangible assets are amortized over their useful lives on an accelerated or straight-line basis commensurate with the expected benefits received from such intangible assets.

Defined Benefit Pension and Other Postretirement Benefits

Defined Benefit Pension and Other Postretirement Benefits

Holdings’ consolidated balance sheet reflects the funded status of its pension and postretirement benefit plans. The funded status of the plans is measured as the difference between the fair value of the plan assets and the projected benefit obligation. Holdings recognizes in the consolidated balance sheets the aggregate overfunding of any plans in “Other long-term assets” and the aggregate underfunding of any plans in “Pension and other postretirement liabilities”. Holdings records unrecognized gains and losses in other comprehensive income (loss), net of related taxes.

Goodwill and Trademarks with Indefinite Lives

Goodwill and Trademarks with Indefinite Lives

Goodwill is not amortized, but is subject to annual review unless conditions arise that require a more frequent evaluation. The review for impairment is either a qualitative assessment or a two-step process. If Holdings chooses to perform a qualitative assessment and determines that the fair value of Holdings more-likely-than-not exceeds the carrying value, no further evaluation is necessary. For the two-step process, the first step is to compare the estimated fair value of Holdings with the recorded carrying value (including the goodwill). If the estimated fair value of Holdings is higher than the recorded net book value, no impairment is deemed to exist and no further testing is required. If, however, the estimated fair value is below the recorded carrying value, then a second step must be performed to determine the goodwill impairment required, if any. In this second step, the implied fair value of goodwill is calculated as the excess of the fair value of the business over the fair values assigned to its assets and liabilities. If the implied fair value of goodwill is less than the book value of the goodwill, the difference is recognized as an impairment loss.

Holdings performs its annual goodwill impairment review as of December 31 of each year using discounted future cash flows, unless conditions exist that would require a more frequent evaluation. The process of evaluating the potential impairment of goodwill is subjective because it requires the use of estimates and assumptions as to future cash flows and discount rates commensurate with the risks involved in the assets, future economic and market conditions, competition, customer relations, pricing, raw material costs, production costs, selling, general and administrative costs, and income and other taxes. Although Holdings bases cash flow forecasts on assumptions that are consistent with plans and estimates used to manage Holdings, there is significant judgment in estimating the cash flows. Based upon the results of the annual impairment review at December 31, 2012, it was determined that the fair value of Holdings exceeded the carrying value of its net assets, therefore no impairment of goodwill was recorded. A hypothetical 10% decrease to the fair value of Holdings would not have triggered an impairment of goodwill.

Trade names with indefinite lives are not amortized, but are tested for impairment annually as of December 31, unless conditions arise that would require a more frequent evaluation. In assessing the recoverability of these assets, projections regarding estimated discounted future cash flows and other factors are made to determine if impairment has occurred. If Holdings concludes that there has been impairment, Holdings will write down the carrying value of the asset to its fair value.

Holdings also evaluates those trade names with indefinite lives to determine whether events and circumstances continue to support the indefinite lives. As of December 31, 2012, Holdings has concluded that events and circumstances continue to support the indefinite lives of these trade names.

Impairment of Long-Lived Assets, other than Goodwill and Trademarks with Indefinite Lives and Long-Lived Assets to be Disposed of

Impairment of Long-Lived Assets, other than Goodwill and Trademarks with Indefinite Lives and Long-Lived Assets to be Disposed of

Holdings evaluates all of its long-lived assets, including intangibles with finite lives, for impairment whenever events or changes in circumstances indicate that the carrying amount of such assets may not be recoverable. Recoverability of such long-lived assets is measured by a comparison of the carrying amount of the asset to the future undiscounted net cash flows that are expected to be generated by the asset. If the carrying amount exceeds the expected undiscounted future cash flows, the asset is considered to be impaired. If an asset is considered to be impaired, it is written down to fair value. Assets to be disposed of are reported at the lower of the carrying amount or fair value less costs to sell. See Note 3 for information regarding impairment losses recorded in the Successor year ended December 31, 2012 and Note 8 for information regarding an impairment loss recorded in the Successor year ended December 31, 2011.

Income Taxes

Income Taxes

Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of assets and liabilities and their respective tax basis. Deferred tax assets are also recognized for operating losses and tax credit carryforwards. Holdings establishes valuation allowances against operating losses and tax credit carryforwards when the ability to fully utilize these benefits is determined to be uncertain. Deferred tax assets and liabilities are measured using enacted tax rates applicable in the years in which they are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax law is recognized in income in the period that includes the enactment date.

Holdings does not provide for U.S. income taxes on undistributed earnings of its foreign subsidiaries that are intended to be permanently reinvested. Where Holdings does not intend to permanently reinvest earnings of its foreign subsidiaries, Holdings provides for U.S. income taxes and foreign withholding taxes, where applicable, on undistributed earnings.

Holdings records a liability for uncertain tax positions when management concludes that the likelihood of sustaining such positions upon examination by taxing authorities is less than “more likely than not.” Holdings also records any interest and penalties related to these uncertain tax positions as a component of “Income tax (expense) benefit” in the consolidated statements of comprehensive income (loss).

Foreign Currency Translation

Foreign Currency Translation

Chinese operations — The functional currency of the majority of Holdings’ Chinese operations is the U.S. dollar. The results of operations are translated into U.S. dollars at the average exchange rates for each relevant period, except for cost of sales, which is translated primarily at historical exchange rates. Non-monetary assets and liabilities are translated into U.S. dollars at historical rates, and monetary assets and liabilities are translated at the closing exchange rate as of the applicable balance sheet date. Adjustments resulting from the translation of the balance sheet are recorded in the consolidated statements of comprehensive income (loss).

All other foreign operations — The functional currency for all other foreign operations is their local currency. The results of operations are translated into U.S. dollars using the average exchange rates during the applicable period. Assets and liabilities of these operations are translated into U.S. dollars using the exchange rates in effect at the applicable balance sheet date. Resulting cumulative translation adjustments are recorded as a component of shareholder’s equity in “Accumulated other comprehensive income (loss)” in the consolidated balance sheets.

Foreign Currency Transactions

Foreign Currency Transactions

Transaction foreign exchange gains and losses are included in the consolidated statements of comprehensive income (loss) in the appropriate line based upon the nature of the transaction. The net foreign exchange losses recognized during the Successor years ended December 31, 2012 and 2011 were $0.3 million and $1.1 million, respectively. There were less than $0.1 million of foreign exchange gains recognized in the Predecessor period January 1, 2011 through January 25, 2011. The net foreign exchange losses for the Predecessor year ended December 31, 2010 were $0.2 million.

Reporting of Comprehensive Income (Loss)

Reporting of Comprehensive Income (Loss)

Comprehensive income (loss) includes (i) net income (loss), (ii) the cumulative effect of translating balance sheets of certain foreign subsidiaries to U.S. dollars and (iii) adjustments for pension and other postretirement benefit liabilities. The last two items are not included in the determination of net income and are reflected as adjustments to shareholder’s equity.

Environmental Liabilities

Environmental Liabilities

Holdings accrues for environmental investigation, remediation and penalty costs when it is probable that a liability has been incurred and the amount of loss can be reasonably estimated. The liability is determined on an undiscounted cash flow basis and is not reduced for potential claims for recovery. Claims for recovery are recognized as agreements are reached with third parties. Environmental expenditures are capitalized if they mitigate or prevent future contamination or if they improve the environmental safety or efficiency of the existing assets. All other environmental costs are expensed as incurred. Environmental cost estimates may include expenses for remediation of identified sites, long term monitoring, payments for claims, administrative expenses, and expenses for ongoing evaluations and litigation. The liability is adjusted periodically as assessment and remediation efforts progress or as additional technical or legal information becomes available.

Insurance Reserves

Insurance Reserves

Holdings’ insurance for workers’ compensation, automobile, product and general liability includes high deductibles for which Holdings is responsible. Deductibles are estimated and recorded as expenses in the period incurred.

Use of Estimates

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions in determining the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of sales and expenses during the reporting period. The estimates and assumptions include estimates of collectability of accounts receivable and the realizability of inventory, goodwill and other intangible assets. They also include estimates of cost accruals, environmental liabilities, warranty and product returns, insurance reserves, income taxes, pensions and other postretirement benefits and other factors. Management has exercised reasonableness in deriving these estimates; however, actual results could differ from these estimates.

Segment Reporting

Segment Reporting

In accordance with the guidance included in Accounting Standards Codification ASC 280, “Segment Reporting,” Holdings reports as one segment. Holdings is in one business, which is the manufacturing and distribution of vehicle parts. The products and services, customer base, distribution channel, manufacturing process, procurement, and economic characteristics are similar throughout all of Holdings’ operations.

Derivative Financial Instruments

Derivative Financial Instruments

Holdings routinely enters into purchase agreements to acquire materials used in the normal course of its operations. In certain instances, a routine purchase agreement may meet the technical definition of a derivative. In all such cases, Holdings elects the “normal purchases” exemption from derivative accounting.

Recently Adopted Accounting Guidance

Recently Adopted Accounting Guidance

On January 1, 2012, Holdings adopted changes issued by the FASB regarding the presentation of comprehensive income effective for fiscal years, and interim periods within those years, beginning after December 15, 2011. The amendments require that all non-owner changes in shareholders’ equity be presented either in a single continuous statement of comprehensive income or in two separate but consecutive statements. Management elected to present a single continuous statement. The amendment eliminates the option to present the components of other comprehensive income as part of the statement of changes in shareholders’ equity. The items that must be reported in other comprehensive income or when an item of other comprehensive income must be reclassified to net income were not changed. Other than the change in presentation, the adoption of these changes had no impact on the financial condition or results of operations.

On January 1, 2012, Holdings adopted changes issued by the FASB regarding the testing for impairment of goodwill for annual and interim impairment tests. The revised guidance allows an entity testing goodwill impairment the option of performing a qualitative assessment to determine the likelihood of goodwill impairment and whether it is necessary to perform the two-step impairment test currently required. The adoption of this guidance did not have a material impact on the financial condition or results of operations of Holdings.

On January 1, 2012, Holdings adopted changes issued by the FASB to accounting and disclosure requirements related to fair value measurements. The guidance limits the highest-and-best-use measure to non-financial assets, permits certain financial assets and liabilities with offsetting positions in market or counter-party credit risks to be measured on a net basis, and provides guidance on the applicability of premiums and discounts. Additionally, the guidance expands the disclosure requirements for hierarchy classification to items not presented at fair value on the balance sheet and disclosures on Level 3 inputs by requiring quantitative disclosure of the unobservable inputs and assumptions, as well as a description of the valuation processes and the sensitivity of the fair value to the changes in unobservable inputs. The adoption of this guidance did not have a material impact on the financial condition or results of operations of Holdings.

On January 1, 2011, Holdings adopted changes issued by the FASB to the disclosure of pro forma information for business combinations. These changes clarify that if a public entity presents comparative financial statements, the entity should disclose revenue and earnings of the combined entity as though the business combination that occurred during the current year had occurred as of the beginning of the comparable prior annual reporting period only. Also, the existing supplemental pro forma disclosures were expanded to include a description of the nature and amount of material, nonrecurring pro forma adjustments directly attributable to the business combination included in the reported pro forma revenue and earnings. See Note 2 for the required pro forma information for the acquisition of UCI International.

Recently Issued Accounting Guidance

Recently Issued Accounting Guidance

In December 2011, the FASB issued a requirement for disclosure regarding both gross and net information about financial instruments and transactions eligible for offset in the balance sheet as well as instruments and transactions subject to an enforceable master netting arrangement or similar agreement. These disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. This disclosure would include derivatives, repurchase agreements and securities borrowing and lending arrangements. The implementation of the new disclosure requirement is not expected to have a material impact on Holdings’ financial position or results of operations.